Repurchase agreements and securities lending transactions accounted for as secured borrowings	6 Months Ended
Sep. 30, 2021
Repurchase agreements and securities lending transactions accounted for as secured borrowings
19. Repurchase agreements and securities lending transactions accounted for as secured borrowings
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2021 and September 30, 2021:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total

	(in billions of yen)
March 31, 2021
Repurchase agreements	9,459	3,586	4,315	1,247	18,607
Securities lending transactions	943	15	—	250	1,208

Total	10,402	3,601	4,315	1,497	19,815

September 30, 2021
Repurchase agreements	14,303	3,151	3,082	1,742	22,278
Securities lending transactions	1,093	136	12	200	1,441

Total	15,396	3,287	3,094	1,942	23,719

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2021 and September 30, 2021:

	Repurchase agreements	Securities lending transactions

	(in billions of yen)
March 31, 2021
Japanese government bonds and Japanese local government bonds	1,787	352
Foreign government bonds and foreign agency mortgage-backed securities	15,917	131
Commercial paper and corporate bonds	284	57
Equity securities	544	654
Other	75	14

Total	18,607	1,208

September 30, 2021
Japanese government bonds and Japanese local government bonds	2,767	234
Foreign government bonds and foreign agency mortgage-backed securities	18,339	153
Commercial paper and corporate bonds	264	52
Equity securities	838	989
Other	70	13

Total	22,278	1,441

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a regular basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.
The amounts or composition of assets pledged as collateral for borrowings and for other purposes have not changed significantly since March 31, 2021. See Note 8 “Pledged assets and collateral” to the consolidated financial statements in the MHFG Group’s annual report on Form
20-F
for the year ended March 31, 2021 for additional information.